Loss Per Share	3 Months Ended
Mar. 31, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Loss Per Share

Note 4. Loss Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Net income (loss) per basic share is computed by dividing net income (loss) attributable to common stockholders of Stratasys Ltd., including adjustment of redeemable non-controlling interest to its redemption amount, by the weighted average number of shares outstanding for the reporting periods.

Diluted net income (loss) per share is computed by dividing the basic net income (loss) per share including adjustment for elimination of the dilutive effect of the Company’s Deferred Payments liability revaluation to it fair value, by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units (“RSUs”) using the treasury stock method, shares held back from issuance in connection with the transaction whereby the Company acquired MakerBot (the “MakerBot transaction”) and presumed share settlement of the Company’s Deferred Payments liability and other retention settlements in connection with its acquisitions.

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2016 and 2015:

	Three months ended March 31,
	2016	2015
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.– for the computation
of basic and diluted net loss per share	$(23,141)	$(216,288)

Denominator:
Weighted average shares – denominator for basic
and diluted net loss per share	52,098	50,956

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.44)	$(4.24)
Diluted	$(0.44)	$(4.24)

None of the above mentioned adjustments had a dilutive effect on the diluted net loss per share. The computation of diluted net loss per share, excluded share awards of 3.56 million shares and 2.95 million shares for the three months ended March 31, 2016 and 2015, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.